U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund

Investor Class Shares

SUPPLEMENT DATED AUGUST 18, 2011

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED MAY 1, 2011

Effective immediately, all references to Mr. Jack Dzierwa as a member of the Global MegaTrends Fund’s portfolio management team are deleted.

U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund

Institutional Class Shares

SUPPLEMENT DATED AUGUST 18, 2011

TO THE PROSPECTUS DATED MAY 1, 2011

Effective immediately, all references to Mr. Jack Dzierwa as a member of the Global MegaTrends Fund’s portfolio management team are deleted.

U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund

Investor Class Shares

SUPPLEMENT DATED AUGUST 18, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011

Effective immediately, all references to Mr. Jack Dzierwa as a member of the Global MegaTrends Fund’s portfolio management team are deleted.

U.S. GLOBAL INVESTORS FUNDS

Global MegaTrends Fund

Institutional Class Shares

SUPPLEMENT DATED AUGUST 18, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2011

Effective immediately, all references to Mr. Jack Dzierwa as a member of the Global MegaTrends Fund’s portfolio management team are deleted.